ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

December 28, 2021

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Baillie Gifford Funds (the “Trust”)
(Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.            the form of the Prospectuses and the Statement of Additional Information, each dated December 23, 2021, for Baillie Gifford Emerging Markets ex China Fund and Baillie Gifford Health Innovation Equities Fund, each a series of the Trust, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 60 to the Trust’s registration statement under the Securities Act (“Amendment No. 60”); and

2.            the text of Amendment No. 60 was filed electronically with the Commission on December 23, 2021 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 235-4732 with any questions or comments regarding this matter.

Kind regards,

/s/ Christopher D. Labosky

Christopher D. Labosky, Esq.

cc:	Gareth Griffiths
George B. Raine, Esq.